Related Party Transactions - Summary of Transactions Prior Liquidation (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Dividend Income			₩ 11,146
Payables	₩ 20,857	₩ 57,907
K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Dividend Income			8,932
Others [member]
Statement [Line Items]
Dividend Income			₩ 2,148
Acquisition of right of use assets [member]
Statement [Line Items]
Dividend Income		776
Acquisition of right of use assets [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Dividend Income		776
Finance costs [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Payables		2,225
Interest Expense [member]
Statement [Line Items]
Payables	917	2,225
Interest Expense [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Payables	917
Dividend Income [member]
Statement [Line Items]
Payables	17,345	15,354
Dividend Income [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Payables	8,061	10,928
Dividend Income [member] | Others [member]
Statement [Line Items]
Payables	43	146
Dividend Income [member] | Korea Information & Technology Investment Fund (KIF Investment Fund) [member]
Statement [Line Items]
Payables	9,241	₩ 4,280
Interest income [member]
Statement [Line Items]
Dividend Income	14
Interest income [member] | K Bank Inc. [member]
Statement [Line Items]
Dividend Income	₩ 14